Interim Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Contributed Surplus	Deficit	Total
Beginning balance, shares at Dec. 31, 2017	49,661,150	100,000
Beginning balance, amount at Dec. 31, 2017			$ 4,106,207	$ 0	$ (5,176,116)	$ (1,069,909)
Shares issued pursuant to conversion of convertible promissory notes, shares	9,913,271
Shares issued pursuant to conversion of convertible promissory notes, amount			703,546			703,546
Shares issued pursuant to consulting contracts, shares	600,000
Shares issued pursuant to consulting contracts, amount			7,373			7,373
Stock-based compensation						0
Net loss for the period					(565,100)	(565,100)
Ending balance, shares at Jun. 30, 2018	60,174,421	100,000
Ending balance, amount at Jun. 30, 2018			4,817,126	0	(5,741,316)	(924,190)
Beginning balance, shares at Dec. 31, 2018	226,411,904	100,000
Beginning balance, amount at Dec. 31, 2018			6,047,999	0	(6,298,936)	(250,937)
Shares issued pursuant to conversion of convertible promissory notes, shares	75,839,973
Shares issued pursuant to conversion of convertible promissory notes, amount			459,099			459,099
Class B common shares issued, shares		1,000,000
Class B common shares issued, amount			100			100
Stock-based compensation				60,000		60,000
Net loss for the period					(636,791)	(636,791)
Ending balance, shares at Jun. 30, 2019	302,251,877	1,100,000
Ending balance, amount at Jun. 30, 2019			$ 6,507,198	$ 60,000	$ (6,935,727)	$ (368,529)